Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Real estate
Land	$ 38,741	$ 22,116
Building and improvements	17,843	16,256
Intangible assets	9,495	9,672
Real estate under construction	133,898	76,882
Total real estate	199,977	124,926
Accumulated depreciation and amortization	(1,719)	(629)
Real estate, net	198,258	124,297
Cash and cash equivalents	143,467	192,131
Loan receivable from third party		3,462
Subscriptions receivable		20,295
Other assets	12,270	1,241
Total assets	353,995	341,426
Liabilities
Debt, net		10,790
Due to affiliates	5,803	1,544
Lease liabilities	7,126	2,000
Accounts payable	1,686	1,352
Accrued expenses and other liabilities	6,728	1,865
Total liabilities	21,343	17,551
Commitments and contingencies
Member’s Capital
Total member’s capital excluding noncontrolling interest	329,482	323,683
Noncontrolling interest	3,170	192
Total members’ capital	332,652	323,875
Total liabilities and member’s capital	353,995	341,426
Class A Units [Member]
Member’s Capital
Total member’s capital excluding noncontrolling interest	329,482	323,683
Class B Units [Member]
Member’s Capital
Total member’s capital excluding noncontrolling interest
Class M Units [Member]
Member’s Capital
Total member’s capital excluding noncontrolling interest